SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company and its controlled operating entities including the subsidiaries and the VIE.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to govern the financial and operating policies; to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors.

A VIE is the entity in which the Company, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. Vimicro China is the primary beneficiary of the entity.

All significant inter-company transactions and balances, and any unrealized gains arising from inter-company transactions, are eliminated in consolidation.

Investments in unconsolidated affiliates, at cost

Investments in unconsolidated affiliates, at cost

Investments in entities which the Group holds less than 20% of the investee’s voting stock and does not exert significant influence is accounted for using the cost method of accounting. Cost accounting measures the original cost on the fair market value of the consideration at the acquisition date and adjusts or other-than-temporary declines in fair value. Cash dividends from the investee are reported as income. The Group held 0.1% equity interest in Vimicro Wuxi with a carrying amount of $2 as of December 31, 2012. The Group disposed 0.1% equity interest of Vimicro Wuxi in September 2013 for $8 to VMF Consulting Company. The Group beneficially held 18.03% equity interest in Vimicro Qingdao with a carrying amount of nil as of December 31, 2012 and 2013. The investment in Vimicro Qingdao was fully impaired in the year ended December 31 2012. The Group held 12.03% equity interest in Visiondigi amounting to nil as of December 31, 2012 and 2013. The investment was fully impaired as of December 31, 2012.

Investment in an equity investee

Investment in an equity investee

Investments in entities over which the Group holds between 20% and 50% of the equity interest, or over which the Group has significant influence but does not control are accounted for using the equity method of accounting. Equity accounting involves recognizing the Group’s share of the profit or loss for the year in the consolidated statements of comprehensive loss. In September 2012, Vimicro China made an investment in and established Zhongtianxin Science and Technology Co., Ltd. (“Zhongtianxin”) with Shanxi Guoxin Investment (Group) Corporation. The Group directly holds 49% of equity interest in Zhongtianxin and an additional 2% of equity interest is held by VMF Consulting Company on behalf of Vimicro China as a nominee shareholder. As the noncontrolling shareholder has substantive participating rights including the approval of the annual budget, operation and investment plan, appointment, dismissal and remuneration of the board of directors and the general manager according to the Articles of Association of Zhongtianxin, the Company does not have control over Zhongtianxin. Therefore, the Company adopts the equity method to account for the investment in Zhongtianxin.

The Company made cash investments of US$4,439 and US$468 in Zhongtianxin for the years ended December 31, 2012 and 2013, respectively, and also contributed intellectual properties (“IPs”) with a fair value of US$11,809, as determined by a third party  appraiser, to Zhongtianxin as part of its investment during the year ended December 31, 2013. All the IPs contributed by the Company to Zhongtianxin was developed by the Group and the related historical research and development expenditures to develop the IPs were fully expensed in the Group’s historical consolidated financial statements. As a result, the Group recorded the contribution of the IPs to Zhongtianxin at carrying amount, which was nil. The Group recognized its share of loss of US$87 and share of profit of 1,372 (adjusted for basis differences between the Group’s cost and the underlying equity in net assets of Zhongtianxin and elimination of intra-entity profits) for the years ended December 31, 2012 and 2013, respectively.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include useful lives of property, equipment and software and other long-lived assets, realization of deferred tax assets and uncertain tax positions, provision for doubtful accounts, write-down of inventories, share-based compensation expenses, estimated selling price for multiple element deliverables and intangible assets, assumptions used in the valuation of the non-core business and mobile business.

Concentration of risks

Concentration of risks

Business and economic risks

The Group’s operating results are significantly dependent on its ability to develop and market products. The Group faces rapid technology advancement which requires the Group to continually improve the performance, features and reliability of its products. Inability of the Group to successfully develop and market its products as a result of competition or other factors would have a material adverse effect on the Group’s business, financial condition and results of operations.

The Group operates in two segments: video processor business and video surveillance solution business. Revenues from the video processor business and video surveillance solution business accounted for 80% and 20%, 75% and 25%, 32% and 68% of total revenue for the years ended December 31, 2011, 2012 and 2013, respectively.

The Group depends on a few key customers for the majority of its sales, and the loss of or a significant reduction in orders from any of these customers would have a material adverse impact on its operating results. For the years ended December 31, 2011, 2012 and 2013, the top ten customers accounted for 89%, 91% and 82% of total product revenue, respectively. The Group cannot assure that these customers will continue to purchase products from the Group.

The following table summarizes the customers who accounted for more than 10% of the total revenue of the Group for the years ended December 31, 2011, 2012 and 2013:

	Years ended December 31
	2011	2012	2013
Customer B	11%	7%	3%
Customer Z	0%	0%	33%
Customer P	56%	63%	26%
Customer S	13%	11%	7%

Customers B and P belong to the video processor business and Customers S and Z belong to the video surveillance solution business for the years ended December 31, 2011, 2012 and 2013, respectively.

The Group relies on a few foundries for wafers and several companies for assembly and testing services for the existing products. The ability of each foundry to provide wafers is limited by the foundry’s available capacity. Moreover, the price of wafers may fluctuate based on the available industry capacity. The Group does not have long-term supply contracts with any of these foundries or assembly and testing houses. Therefore, the Group cannot be certain that these foundries and assembly and testing houses will allocate sufficient capacity to satisfy its requirements. If the Group is not able to obtain the necessary foundry capacity and assembly and testing capacity to produce the required volume for its customers in a timely manner, both its relationships with the customers and operating results would be adversely affected.

Concentration of credit risks

Financial instruments that are potentially subject to credit risk consist of cash and cash equivalents, temporarily restricted cash and accounts receivable. Deposits held with financial institutions were not protected by statutory or commercial insurance. In the event of bankruptcy of one of these financial institutions, the Company may be unlikely to claim its deposits back in full. The Company continues to monitor the financial strength of the financial institutions. The Company had $37,596 in cash and cash equivalents and temporarily restricted cash as of December 31, 2013.

As of December 31, 2013, accounts receivables are typically unsecured and are derived from revenue earned from customers. The risk is mitigated by credit evaluations the Group performs on its ongoing credit evaluations of its customers’ financial conditions and ongoing monitoring process of outstanding balances.

The following table summarizes the customers who accounted for more than 10% of the total accounts receivables as of December 31, 2012 and 2013:

	As of December 31
	2012	2013
Customer P	25%	5%
Customer S	49%	33%

Currency convertibility risks

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange risks

The value of the RMB against the U.S. dollar and other currencies may fluctuate and is affected by, among other things, changes in China’s political and economic conditions and China’s foreign exchange policies. Under the current policy, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies.

This change in policy has resulted in an appreciation of the RMB against the U.S. dollar in recent years.

Majority of the Group’s revenue, cost of revenue and most of operating expenses are denominated in RMB, while a portion of non-operating expenses are denominated in U.S. dollars and Hong Kong dollars, which is pegged to the U.S. dollar. The Group uses the U.S. dollar as the reporting currency for its financial statements. Fluctuations in exchange rates, primarily those involving the U.S. dollar, may affect the Group’s costs and operating margins as well as its net loss and comprehensive loss reported in U.S. dollars.

Fair value of financial measurements

Fair value of financial measurements

ASC 820, Fair value measurement and Disclosure (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy. Although the adoption of ASC 820 did not impact the Group’s financial position, results of operations, or cash flow, ASC 820 requires additional disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts and notes receivable, amounts due from/to related parties, accounts payable, customer advances and long-term bank loans. The carrying amounts of the Group’s cash and cash equivalents, restricted cash, accounts and notes receivable, amounts due from/to related parties, accounts payable and customer advances approximated their fair values as of the balance sheet dates due to the short maturity of those instruments. The fair value of long-term bank loans are estimated based on the discounted value of future contractual cash flows which approximates their carrying value due to the fact they are predominately stated at variable rates. These assets and liabilities, excluding cash and cash equivalents (which fall into level 1 of the fair value hierarchy), fall into level 2 of the fair value hierarchy.

There was no recurring fair value measurement as of December 31, 2012. The following table summarizes the non-recurring fair value measurements for each class of assets as of and for the year ended December 31, 2012.

	Fair Value Measurement at December 31, 2012
		Quoted Prices in Active	Significance	Significant
	December 31,	Markets for Identical	Other Observable	Unobservable Inputs (Level	Total
	2012	Assets (Level 1)	Inputs (Level 2)	3)	losses
Non-recurring fair value measurements
Investment in unconsolidated affiliates, at cost (Vimicro Qingdao and Visiondigi)	—	—	—	—	(1,448)

There was no non-recurring and recurring fair value measurements as of December 31, 2013.

In December 2011, the Group disposed of the mobile business to a newly established entity, Vimicro Qingdao, a related party, which was 18% directly owned by Vimicro China, 19% owned by Vimicro Wuxi, 14% owned by VMF Consulting Company and 49% owned by two former key employees of mobile phone multimedia processor business (“mobile business”). Following the disposal, the mobile business was regarded as a cost method equity investment by the Group and will no longer be consolidated. In December 2012, the Group reassessed the fair value of its investment in Vimicro Qingdao (level 3 within the fair value hierarchy) based on the fair value of Vimicro Qingdao calculated using the income approach, which is based on discounted cash flow in five years, and as a result, recorded a full impairment of $1,432 in asset impairment, due to other-than-temporary decline in the fair value of Vimicro Qingdao.

In July 2012, the Company disposed of 35.26% of the equity interest in Visiondigi to an individual third party at a consideration of $49 in the effort to divest a loss-making non-core business. Following the disposal, the Company owns 18% of Visiondigi at cost of $16, which includes holding a shareholding of 3.94% on behalf of Ningbo Sunny and 2.03% on behalf of the three individuals. The Group recorded a full impairment of $16 due to the poor operation of Visioindigi based on the income approach.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents represent cash on hand and deposits placed with banks or other financial institutions, which are payable on demand.
Restricted cash	Restricted cash Restricted cash balances comprise cash in bank balances, which are restricted as to withdrawal or usage under the terms of certain contracts or under bank regulations.
Accounts receivable and provision for doubtful accounts

Accounts receivable and provision for doubtful accounts

Accounts receivable are stated at the amount the Group expects to collect. Provisions are made against accounts receivable to the extent that collection is considered to be doubtful. The provision for doubtful accounts charged for the years ended December 31, 2011, 2012 and 2013 was $1,422, $721 and $21, respectively. Accounts receivable in the consolidated balance sheets are stated net of such provision, if any.

Inventories

Inventories

Inventories are stated at the lower of cost or market. The cost is computed on a weighted-average basis. Cost of work in progress and finished goods are comprised of direct materials, direct labor and related manufacturing overhead based on normal operating capacity. Adjustments are made to write down excess or obsolete inventories to their estimated realizable values.

Property, equipment and software, net

Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment loss.

Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment loss, if any, over their estimated useful lives on a straight line basis. Estimated residual values are nil. The estimated useful lives are as follows:

Estimated useful lives

Equipment and office furniture	5 years
Mask and tooling	2 years
Motor vehicles	5 years
Purchased software	3 to 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful lives

Expenditures for maintenance and repairs are expensed as incurred.

The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Interest expense incurred for qualifying assets are capitalized in accordance with ASC 835-20, Capitalization of Interest.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. Goodwill is not amortized but tested for impairment at the reporting unit level on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company determined that it has two reporting units: video processor business and video surveillance solution business. Goodwill arose from the acquisition of the ViSS business and was allocated to the video surveillance solution segment.

In 2009, Vimicro Tianjin completed the acquisition of the ViSS business that resulted in goodwill of $2,019. The Group assessed the fair value under the surveillance and security products reporting unit as of December 31, 2011 using the income-based valuation methodology. Under the income approach, forecasted cash flows of a business unit are discounted to a present value using a discount rate commensurate with the risks of those cash flows. Based on the results of the valuation, the assessed fair value was below the carrying value of the surveillance and security products reporting unit as of year-end. The Group then performed a hypothetical purchase allocation using the fair value of the reporting unit and determined that the goodwill was fully impaired. As a result, the Group recognized a goodwill impairment charge of $2,182 for the year ended December 31, 2011 under the caption of “Asset impairment” in the consolidated statement of comprehensive loss. There were no goodwill impairment charges recognized for the years ended December 31, 2012 and 2013, respectively and the carrying amount of goodwill was nil as of December 31, 2012 and 2013.

Intangible assets

Intangible assets

Intangible assets with finite useful lives, including core technology, trade name and purchased software are amortized over their estimated useful lives using the straight-line method and carried at cost less accumulated amortization with no residual value. The core technology and software were primarily used in the mobile business. Following the disposal of the mobile business in December 2011, the Company performed an impairment analysis and concluded that there would not be significant cash flows to be generated by these intangibles. Accordingly, the Company recorded an impairment charge of $2,674, nil and nil for the years ended December 31, 2011, 2012 and 2013, respectively, under the caption of “Asset impairment” in the consolidated statements of comprehensive loss.

During the years ended December 31, 2011, 2012 and 2013, the amortization expenses of intangible assets were $155, nil and nil, respectively. The carrying amount of intangible assets was nil as of December 31, 2012 and 2013.

Long-lived assets to be disposed of and discontinued operations

Long-lived assets to be disposed of and discontinued operations

The Group accounts for a long-lived asset or disposal group to be sold in accordance with ASC 360-10, Property, Plant and Equipment: Overall (“ASC 360-10”) where such long-lived asset or disposal group is classified as held for sale in the period in which all six criteria are met: (1) a plan to sell the asset has been committed to by management; (2) the asset can be sold in its current condition; (3) an active plan has been initiated to find a buyer; (4) it is probable that the asset will be sold and the sale will be completed within one year and will qualify as a completed sale; (5) the sales price is reasonable relative to the asset’s current fair value and the entity is actively marketing the asset; and (6) it is unlikely that the plan to sell the asset will be withdrawn or changed significantly.

A long-lived asset or disposal group classified as held for sale is measured at the lower of its carrying amount or fair value less cost to sell, and it is presented separately on the balance sheet. Long-lived assets reclassified as held for sale are not depreciated or amortized. The fair value less cost to sell of the long-lived asset or disposal group is evaluated at each end of reporting period. As of December 31, 2012 and 2013, there was no long-lived asset or disposal group classified as held for sale.

The Group follows ASC 205-20, Presentation of Financial Statements: Discontinued Operations in its accounting for a component of the Company that has been disposed of or is classified as held for sale and has operations and cash flows that can be clearly distinguished from the rest of the Company. Such component is reported as discontinued operations when the operations and cash flow of the components have been or will be eliminated from the Group as a result of disposal and the Group will not have any significant involvement in the operation of the component after the disposal. In the period in which a component has been disposed of or classified as held for sale, the results of operations, including any gain or loss after tax recognized in accordance with ASC 360-10, less applicable income taxes, for the periods presented are reclassified into line items of income separately from net income (loss) from continuing operations before extraordinary items (if applicable), in the consolidated statements of comprehensive loss.

Product warranty

Product warranty

The Group provides warranty on its product sales for a period generally ranging from one to three years from the time of final acceptance or goods delivery. The Company provides for the expected cost of product warranties at the time that revenue is recognized based on an assessment of past warranty experience and when specific circumstances dictate.

Impairment of long-lived assets

Impairment of long-lived assets

Impairment of property, plant and equipment and intangibles

The Group evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group determines whether there is impairment by comparing the carrying amount of the assets or asset group to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets or asset group, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows.

Impairment of investment

The Group reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. In making this determination, the Company reviews several factors to determine whether the losses are other-than-temporary, including but not limited to: (i) the length of time the investment was in an unrealized loss position, (ii) the extent to which fair value was less than cost, (iii) the financial condition and near term prospects of the issuer, and (iv) the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information.

Revenue recognition

Revenue recognition

The Group recognizes revenue from the sales of products and rendering of services when the earnings process has been completed, as evidenced by agreement with the customer, delivery of products and transfer of title has occurred, the fees are fixed or determinable and collectability is reasonably assured, as prescribed by ASC 605, Revenue recognition (“ASC 605”).

Multimedia processors

Multimedia processor revenue derives from PC and embedded notebook camera multimedia processors, image sensors, and other products. Revenues related to multimedia processors are generally recorded net of business taxes and related surcharges provided all revenue recognition criteria have been met.

The Company uses distributors for sales of multimedia processors. The Company enters into generally short term arrangements with its distributors, which on rare occasions may include certain obligations of the Company such as acceptance or price protection clauses. The distributors make full payment prior to shipping or enjoy credit terms varied from 30 to 90 days. The Company does not have a history of providing refunds, discounts or other price concessions in connection with price protection clauses that the Company may provide to a distributor. The Company believes that such provisions are within the control of the Company and expects any benefits provided to the distributor to be insignificant. As such, the Company believes that it is able to reasonably estimate price concessions as remote, such that the price is fixed and determinable and revenue is recognized upon delivery of the product sold. When the Company provides an acceptance provision to a distributor, revenue is not recognized until acceptance has been received. The Company does not have any other post shipment obligations.

The cost of multimedia processor revenue primarily consists of costs associated with the fabrication of wafers, assembly, testing and shipping of multimedia processors, amortization of costs associated with production masks and tooling and costs of third-party image sensors that the Group sells to its customers.

Surveillance and security products

The surveillance and security products are generally comprised of hardware with essential software and separate installation. The hardware and software components generally include a digital video recorder, camera, server, personal computers and the proprietary software of ViSS with other third party software that supports the operating system. The Company’s software products are bundled together with hardware products so that the software components and non-software components function together to deliver the products’ essential functionality. The Company markets and sells an integrated platform for a unified surveillance, storage and management solution. If the hardware does not contain the software, the surveillance and security solution cannot be separately marketed and sold to customers. Therefore, the surveillance and security products are excluded from being accounted for under software revenue recognition guidance. In addition, the Company also provides installation services, which includes software testing and equipment set up for the monitoring room. The successful completion of the Company’s obligations under these arrangements is often subject to delivery acceptance, satisfactory testing and approval of such products and services. These sales arrangements do not include any general rights of return provisions.

The hardware, software and installation in surveillance and security products arrangements are considered multiple accounting units in accordance with ASC 605. The total arrangement consideration is allocated to the individual deliverables on the basis of their relative selling price.

The relative selling price method is based on the selling price of vendor-specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”) if VSOE is not available, or management’s estimated selling price (“ESP”) if neither VSOE nor TPE is available for the delivered items. The Company uses the estimated selling price for each deliverable as neither VSOE nor TPE is available from the Company’s relatively short history engaged in the surveillance and security business. The objective of ESP is to determine the price at which the Company would transact a sale if the deliverable were sold on a stand-alone basis.

The Company determines ESP for a deliverable based on the cost plus an estimated profit margin while considering multiple factors including, but not limited to, market conditions, competitive landscape, cost, gross margin objectives and pricing practices. For the hardware and the third-party software component, the Company purchases these items from third party suppliers. In reference to available market information on the price of hardware and third party software and with the Company’s consideration of margins in negotiating the pricing, the Company establishes ESP for hardware and the third-party software component. In connection with the installation service component, ESP is based on internal costs structure and margin with respect to labor costs and market information.

For surveillance and security hardware with bundled software, revenue is recognized when customer acceptance is obtained, which occurs when the customer acknowledges receipt of goods and the delivered hardware with bundled software meet vendor-specific criteria. For installation services, the Group recognizes revenue after obtaining acceptance of the related services. The Company limits the amount of revenue recognition for delivered items up to the non-contingent portion of the payment.

Generally, customers purchasing video surveillance projects pay in installments, with a portion of the payment upfront upon signing the sales contracts, a portion of the payment upon receipt of the surveillance and security products but before installation, and a portion of the payment after installation and upon satisfaction of the customers. Sometimes, a portion of the payment may not be paid until after a certain period following the installation or even during or after the warranty period. To the extent that arrangements contain extended payment terms for which the Company does not have a history of successfully collecting under, revenue is recognized as payments from the customers become due, if all other revenue recognition criteria have been met. Payments received from customers in advance of shipment are initially recorded as advances from customers and recorded as revenue after all the revenue recognition criteria have been met.

The cost of surveillance and security product revenue includes the cost of hardware and software, installation and other services and warranty cost. These costs are deferred as inventory costs until the related revenue is recognized.

The Group also sells hardware with bundled software without installation services and software on a standalone basis. Revenue for these arrangements is recognized when customer acceptance is obtained, which occurs when the customer acknowledges receipt of goods and the hardware with bundled software meet vendor-specific criteria. Standalone software sales were insignificant for the periods presented.

The Company combines a group of contracts and accounts for them as one arrangement if these contracts are entered into at or near the same time with the same entity or related parties.

Warranty obligation is provided based on the estimated future warranty payment when the underlying revenue is recognized.

Research and development costs	Research and development costs Research and development costs are charged to expense as incurred.
Government grants

Government grants

Government grants received from PRC government agencies are recognized as deferred government grants and offset against the corresponding expenses as and when they are incurred for the specific research and development projects or general operation purpose for which these grants are received.

Advertising costs	Advertising costs Advertising costs are charged to expense as incurred. Advertising costs were $620, $301 and $365 for the years ended December 31, 2011, 2012 and 2013, respectively.
Income taxes

Income taxes

Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Income tax payable was $2,845 and $2,984 at December 31, 2012 and 2013, respectively.

Deferred income taxes are provided for using the liability method. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases, and for the expected future tax benefits from net operating loss carry-forwards, if any. Deferred tax assets and liabilities are measured using the enacted tax rates expected in the years of recovery or reversal and the effect from a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of enactment. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

The Company adopted the provisions of ASC 740, Income Taxes (“ASC 740”) to clarify the accounting for uncertainty in income taxes. In accordance with the provisions of ASC 740, the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss.

Foreign currency transactions and translation

Foreign currency transactions and translation

The functional currencies of the Company and its subsidiaries are the United States Dollar (“USD”) and their respective local currencies. The reporting currency of the Group is USD. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured into the functional currency using exchange rates in effect at the balance sheet dates. These exchange differences are included in consolidated statements of comprehensive loss.

Those entities that use a different functional currency other than USD are translated into USD using the applicable exchange rates at balance sheet dates for assets and liabilities and average exchange rates are used for the statements of comprehensive loss. Translation adjustments resulting from translation of these consolidated financial statements are reflected as foreign currency translation adjustment in accumulated other comprehensive income in the shareholders’ equity.

Share-based compensation

Share-based compensation

The Company applies ASC 718, Compensation-Stock Compensation (“ASC 718”). Pursuant to ASC 718, the Company recognizes share-based compensation over the requisite service period and performance condition for any share option and restricted share grants based on the fair values of share option and restricted share on the dates of grant. For the options that were repriced during the year ended December 31, 2012, in accordance with ASC 718, the Company recognized additional compensation cost for the excess of fair value of the modified share options issued over the fair value of the original share options at the date of the modification for all the original share options vested as of the modification date. The compensation cost due to the incremental fair value of the modified awards and the remaining balance of the unrecognized compensation cost for the unvested share options are recognized over the remaining requisite service periods of the modified awards. The Company does not receive any tax benefits or deductions from awards exercised.

The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions only provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest.

The Company accounts for share-based awards issued to non-employees in accordance with the provisions of ASC 718 and ASC 505-50, Equity: Equity-Based Payments to Non-Employees (“ASC 505-50”). The measurement date is the performance completion date due to a lack of performance commitment. Under ASC 505-50, the Company uses the Black-Scholes option pricing model method to measure the value of options granted to non-employees at each reporting date to determine the appropriate charge to share-based compensation.

Employee social security and welfare benefit plans

Employee social security and welfare benefit plans

All Chinese employees of the Company’s PRC subsidiaries participate in employee social security plans, including pension, medical, housing and other welfare benefits, organized and administered by relevant government authorities. The premiums and welfare benefit contributions that are borne by these entities are calculated based on percentages of the total salary of employees, subject to certain ceilings and are paid to the respective labor and social welfare authorities. The PRC government is responsible for the welfare benefit for the retired employees. The Group has no obligation for post retirement or other welfare benefits beyond the contribution.

The welfare benefits expenses were $4,910, $3,700 and $3,863 for the years ended December 31, 2011, 2012 and 2013, respectively.

Profit appropriation

Profit appropriation

The PRC subsidiaries and VIE of the Group are required to make appropriations to statutory reserve funds based on after-tax net income, after recouping prior years’ losses, determined in accordance with PRC GAAP.

Vimicro China is a wholly foreign-owned enterprise established in the PRC. In accordance with the “Law of the People’s Republic of China on Enterprises Operated Exclusively with Foreign Capital”, Vimicro China should set aside at least 10% of its net profit, after recouping prior years’ losses, determined under PRC GAAP to a statutory reserve fund before distributions to investors.

The appropriation of the net profit to the statutory reserve fund must be made annually until the accumulated reserve fund exceeds 50% of Vimicro China’s registered capital.

In accordance with the China Company Laws, the Company’s VIE should set aside at least 10% of its net profit, after recouping prior years’ losses, determined under PRC GAAP to a statutory reserve fund before distributions to investors. The appropriation of the net profit to the statutory reserve fund must be made annually until the accumulated reserve fund exceeds 50% of VIE’s registered capital. The PRC subsidiaries and VIE did not appropriate statutory reserve fund during the years ended December 31, 2011, 2012 and 2013 because of their losses.

Segment reporting

Segment reporting

In accordance with ASC 280, Segment Reporting (“ASC 280”), segment reporting is determined based on how the Group’s chief operating decision maker reviews operating results to make decisions about allocating resources and assessing performance for the Group. According to management’s approach, the Group operates in two principal business segments, namely video processor and video surveillance solution. The Group does not allocate any assets to the two segments as management does not use this information to measure the performance of the reportable segments.

(Loss)/income per share

(Loss)/income per share

The Group computes (loss)/income per share in accordance with ASC 260, Earning Per share (“ASC 260”). Basic net (loss)/income per share is computed by dividing net (loss)/income by the weighted-average number of ordinary shares outstanding during the year. Diluted net (loss)/income per share is computed by dividing net (loss)/income by the sum of the weighted-average number of ordinary shares outstanding and, if dilutive, the potential ordinary shares outstanding during the year.

The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. Potentially dilutive securities have been excluded from the computation of diluted (loss)/income per share if their inclusion is anti-dilutive.

The following table sets forth the computation of basic and diluted (loss)/income attributable to ordinary shareholders per share:

	Years ended December 31
	2011	2012	2013
Numerator:
(Loss)/income from continuing operations attributable to Vimicro International Corporation	(13,264)	1,383	(8,418)
Loss from discontinued operations attributable to Vimicro International Corporation	(14,936)	(2,002)	—
Loss attributable to Vimicro International Corporation	(28,200)	(619)	(8,418)

Denominator (in number of shares):
Weighted-average ordinary shares outstanding - basic	145,123,889	123,253,931	114,687,240
Dilutive effect of stock options and restricted shares	—	4,370,516	—
Weighted-average number of ordinary shares outstanding—diluted	145,123,889	127,624,447	114,687,240

(Loss)/income per share- basic
Continuing operations	(0.09)	0.01	(0.07)
Discontinued operations	(0.10)	(0.02)	—
Total loss per share - basic	(0.19)	(0.01)	(0.07)
(Loss)/income per share- diluted
Continuing operations	(0.09)	0.01	(0.07)
Discontinued operations	(0.10)	(0.02)	—
Total loss per share - diluted	(0.19)	(0.01)	(0.07)

Outstanding share options and non-vested restricted shares as of December 31, 2011 and 2013 were excluded from the computation of dilutive loss per share for the years ended December 31, 2011 and 2013 because of their anti-dilutive effect. For the year ended December 31, 2012, 24,544,023 share options and non-vested restricted shares were excluded from the calculation of dilutive earnings per share because of their anti-dilutive effect. The dilutive effects of the options and non-vested restricted shares are calculated using the treasury stock method.

Comprehensive loss

Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive loss includes net loss and foreign currency translation adjustments and unrealized gain on marketable equity securities are presented in the consolidated statement of comprehensive loss. The Group adopted  Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive loss  (Topic 220) , Presentation of Comprehensive Loss, in the year ended December 31, 2012 by presenting items of net loss and other comprehensive income/(loss) in the consolidated statements of comprehensive loss.

Leases

Leases

In accordance with ASC 840, Leases (“ASC 840”), leases for a lessee are classified at the inception date as either a capital lease or an operating lease. The Company assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The capital lease obligation reflects the present value of future rental payments, discounted at the appropriate interest rates. The cost of the asset is amortized over the lease term. The cost of the asset under capital lease is amortized as set out under the property, equipment and software (Note 7).

Operating lease expenses are recognized on a straight-line basis over the applicable lease term.

Land use rights

Land use rights

Land use rights include prepayments towards acquisition and land use rights acquired. Land use rights acquired are stated at cost less accumulated amortization and impairment loss. Land use rights are amortized on a straight-line basis over their useful lives of up to 50 years.

Golf memberships

Golf memberships

The Company holds two lifetime golf memberships with a total carrying amount of US$364 and US$370 at December 31, 2012 and 2013, respectively, recorded as other non-current assets. Lifetime golf memberships have an indefinite useful life and are not amortized, instead, they are tested for impairment annually or more frequently if events or changes in circumstances indicate that it is more likely than not that the assets are impaired. No impairment charges were recognized for the periods presented.

Treasury stock	Treasury stock Treasury stock consists of shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury stock is accounted for under the cost method.
Recent accounting pronouncements

Recent accounting pronouncements

In March 2013, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2013-05 (“ASU 2013-05”), Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment (“CTA”) upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity, which specifies that foreign currency translation adjustments should be released into earnings when an entity ceases to have a controlling financial interest in a subsidiary or group of assets within a consolidated foreign entity and the sale or transfer results in the complete or substantially complete liquidation of the foreign entity. For sales of an equity method investment that is a foreign entity, a pro rata portion of CTA attributable to the investment would be recognized in earnings when the investment is sold. When an entity sells either a part or all of its investment in a consolidated foreign entity, CTA would be recognized in earnings only if the sale results in the parent no longer having a controlling financial interest in the foreign entity. In addition, CTA should be recognized in earnings in a business combination achieved in stages. For public entities, ASU 2013-05 is effective for reporting periods beginning after December 15, 2013, with early adoption permitted. The Company will adopt ASU 2013-05 on January 1, 2014 and does not expect the adoption to have a material impact on its consolidated financial statements.

In July 2013, the FASB issued ASU No. 2013-11, Income Taxes (Topic 740), or ASU 2013-11, to provide guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carry forward, similar tax loss, or tax credit carry forward exists. This ASU requires an unrecognized tax benefit, or a portion of an unrecognized tax benefit, to be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carry forward, a similar tax loss, or a tax credit carry forward, with certain exceptions. The modifications to ASC 740 resulting from the issuance of ASU 2013-11 are effective for fiscal years beginning after December 15, 2013 and interim periods within those years. Early adoption is permitted. We have adopted ASU 2013-11 on January 1, 2013. Starting January 1, 2013, we have presented an unrecognized tax benefit or a portion of an unrecognized tax benefit as deduction of deferred tax assets if applicable.